ORGANIZATION, Summary of Financial Information of VIEs Before Eliminating Intercompany Balances and Transactions Between VIEs and Other Entities within Group (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets [Abstract]
Cash and cash equivalents		$ 2,811,056	$ 6,029,859
Loans receivable, net		2,464,662	2,053,767
Total current assets		11,773,934	12,688,012
Non-current assets [Abstract]
Property and equipment, net		1,207,698	1,387,895
Long-term investments		4,262,562	1,253,593
Deferred tax assets		328,961	245,226
Total non-current assets		7,109,298	4,314,784
Total assets		18,883,232	17,002,796
Current liabilities [Abstract]
Accrued expenses and other payables		1,834,807	1,396,613
Deferred revenue		1,208,892	1,535,083
Total current liabilities		8,168,941	6,935,692
Non-current liabilities [Abstract]
Deferred revenue		72,587	63,566
Borrowings		119,323	0
Total non-current liabilities		4,016,706	4,256,280
Total liabilities		12,185,647	11,191,972
Revenue [Abstract]
Revenue		13,063,560	12,449,705	$ 9,955,190
Net income		162,682	(1,657,772)	(2,043,030)
VIEs [Member]
Current assets [Abstract]
Cash and cash equivalents		63,187	79,922
Loans receivable, net		148,246	0
Amounts due from intercompanies	[1]	241,740	153,070
Others		123,046	85,787
Total current assets		576,219	318,779
Non-current assets [Abstract]
Property and equipment, net		123,094	86,229
Long-term investments		1,475	14,500
Deferred tax assets		35,280	40,561
Others		27,174	18,059
Total non-current assets		187,023	159,349
Total assets		763,242	478,128
Current liabilities [Abstract]
Accrued expenses and other payables		128,917	110,526
Deferred revenue		169,059	192,243
Amounts due to intercompanies	[1]	230,884	88,639
Others		15,864	12,658
Total current liabilities		544,724	404,066
Non-current liabilities [Abstract]
Deferred revenue		16,658	23,886
Amounts due to intercompanies	[1]	61,165	83,958
Borrowings		119,323	0
Others		19,529	4,579
Total non-current liabilities		216,675	112,423
Total liabilities		761,399	516,489
Revenue [Abstract]
Net income		40,776	20,425	22,390
Net cash generated from (used in) operating activities		(21,369)	22,449	61,875
Net cash used in investing activities		(189,617)	(89,160)	(14,847)
Net cash generated from financing activities		232,420	44,442	15,030
VIEs [Member] | Third-Party Customers [Member]
Revenue [Abstract]
Revenue		551,978	722,607	690,383
VIEs [Member] | Intercompanies [Member]
Revenue [Abstract]
Revenue		$ 248,637	$ 176,072	$ 195,639

[1]	Amounts due from or to intercompanies consist of intercompany receivables or payables to the other companies within the group arising from intercompany transactions, and funds advanced for working capital purpose.